Unaudited pro forma net loss per share (Tables)	12 Months Ended
Dec. 31, 2018
Unaudited pro forma net loss per share
Schedule of pro forma basic and diluted net loss per ordinary share

	For the year ended December 31,
	2017	2018	2018
	RMB	RMB	USD
Pro forma basic net loss per ordinary share calculation:
Numerator:
Net (loss)/income	(84,860)	2,171	315
Accretion on Series Seed-A-1 Preferred Shares redemption value	(167)	(203)	(30)
Accretion on Series Seed-A-2 Preferred Shares redemption value	(1,502)	(1,874)	(273)
Accretion on Series Seed-B Preferred Shares redemption value	(11,881)	(14,476)	(2,105)
Accretion on Series Seed-C Preferred Shares redemption value	(31,943)	(40,602)	(5,905)
Accretion on Series A-1 Preferred Shares redemption value	—	(7,847)	(1,141)
Accretion on Series A-2 Preferred Shares redemption value	—	(11,768)	(1,712)
Net loss attributable to ordinary shareholders	(130,353)	(74,599)	(10,851)
Denominator:
Weighted average ordinary shares outstanding-basic	62,875,631	103,995,794	103,995,794
Pro forma net loss per ordinary share basic	(2.07)	(0.72)	(0.10)
Pro forma diluted net loss per ordinary share calculation:
Numerator:
Net loss attributable to ordinary shareholders-diluted	(130,353)	(74,599)	(10,851)
Denominator:
Weighted average ordinary shares outstanding-basic	62,875,631	103,995,794	103,995,794
Ordinary shares issuable upon the exercise of outstanding stock option using the treasury stock method	—	—	—
Weighted average ordinary shares outstanding-diluted	62,875,631	103,995,794	103,995,794
Pro forma net loss per ordinary share diluted	(2.07)	(0.72)	(0.10)